Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	61 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000232072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	1.19%	(1.84%)	(1.60%)
Without Sales Load [Member] | C000232072
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	(1.33%)	(1.09%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	0.29%